Offerings	Jun. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	U.S.$700,000,000 4.436% Senior Notes due 2028
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 700,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 107,170
Offering Note
1	Final prospectus supplement

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	U.S.$1,300,000,000 4.688% Senior Notes due 2030
Amount Registered | shares	1,300,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,300,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 199,030
Offering Note
1	Final prospectus supplement

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Non-Convertible Debt
Security Class Title	U.S.$1,000,000,000 5.337% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
1	Final prospectus supplement